UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
5/31/12 (Unaudited)

CORPORATE BONDS AND NOTES (86.3%)(a)
			Principal amount	Value

Advertising and marketing services (0.4%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			$2,995,000	$2,530,775

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			1,977,000	1,670,565

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			900,000	967,500

Lamar Media Corp. 144A sr. sub. notes 5 7/8s, 2022			1,100,000	1,106,875

				6,275,715
Automotive (2.6%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			3,250,000	3,258,125

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			4,085,000	5,172,630

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			3,210,000	3,506,898

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			5,505,000	6,248,175

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			875,000	996,020

General Motors Escrow notes 8 1/4s, 2023			2,555,000	38,325

Motors Liquidation Co. (Escrow) notes 8 3/8s, 2033			2,390,000	35,850

Navistar International Corp. sr. notes 8 1/4s, 2021			5,234,000	5,495,700

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			1,740,000	1,835,700

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Germany)			945,000	978,075

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	1,065,000	1,353,507

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$1,055,000	1,207,975

UR Merger Sub. Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			3,630,000	4,002,075

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018			765,000	778,388

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022			1,150,000	1,175,875

				36,083,318
Basic materials (6.7%)

Ardagh Glass Finance PLC sr. unsub. notes Ser. REGS, 9 1/4s, 2016 (Ireland)		EUR	455,000	604,983

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			$377,000	329,404

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			4,225,000	4,203,874

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			1,155,000	1,221,412

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			3,018,000	3,146,265

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			1,065,000	977,138

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.474s, 2013 (Netherlands)			1,067,000	960,300

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			2,532,000	2,702,910

Edgen Murray Corp. company guaranty sr. notes 12 1/4s, 2015			1,040,000	1,063,400

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			3,535,000	3,517,324

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)			1,210,000	1,182,774

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			2,070,000	2,137,274

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			745,000	745,931

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,677,000	2,627,330

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			1,515,000	1,455,378

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			661,000	576,723

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			2,050,000	2,039,750

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.967s, 2014			1,003,000	905,208

Hexion U.S. Finance Corp./Hexion Nove Scotia Finance, ULC 144A company guaranty sr. notes 6 5/8s, 2020			955,000	966,938

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			1,903,000	2,131,360

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			3,010,000	3,356,150

INEOS Finance PLC sr. notes company guaranty Ser. REGS, 9 1/4s, 2015 (United Kingdom)		EUR	700,000	912,983

INEOS Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)			$1,380,000	1,417,950

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (Britain)			615,000	608,850

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	2,250,000	2,383,420

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			$2,950,000	3,068,000

Louisiana-Pacific Corp. 144A sr. unsec. notes 7 1/2s, 2020			1,310,000	1,336,200

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			3,540,000	3,787,800

LyondellBasell Industries NV 144A sr. unsec. notes 5 3/4s, 2024 (Netherlands)			3,155,000	3,233,875

LyondellBasell Industries NV 144A sr. unsec. notes 5s, 2019 (Netherlands)			5,670,000	5,769,224

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	785,000	711,207

Momentive Performance Materials, Inc. notes 9s, 2021			$655,000	494,525

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			755,000	753,113

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			1,510,000	1,587,868

Norbord, Inc. sr. unsub. notes 7 1/4s, 2012 (Canada)			235,000	234,706

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			2,795,000	2,955,713

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			2,589,000	2,543,693

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			4,534,000	5

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	720,000	950,980

Resolute Forest Products company guaranty sr. notes 10 1/4s, 2018 (Canada)			$960,000	1,087,200

Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)			1,050,000	1,155,000

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec notes 10s, 2020			595,000	600,950

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			3,152,000	3,724,623

Smurfit Kappa Acquisition company guaranty sr. bonds 7 1/4s, 2017 (Ireland)		EUR	200,000	257,914

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$1,918,000	1,937,180

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			841,000	834,693

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			2,672,000	3,006,000

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			2,500,000	2,925,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			2,682,000	2,715,525

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020			2,255,000	2,294,463

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			2,384,000	2,503,200

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			1,630,000	578,650

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company guaranty sr. notes 11 3/4s, 2019			250,000	190,000

				93,412,336
Broadcasting (2.3%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			1,391,000	1,196,260

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			557,000	362,050

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			1,250,000	1,068,750

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			3,075,000	3,305,625

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. sub. notes 7 5/8s, 2020			1,920,000	1,824,000

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,945,000	2,679,950

DISH DBS Corp. company guaranty 7 1/8s, 2016			267,000	285,690

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			2,050,000	2,280,624

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			4,215,000	4,351,987

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			2,520,000	2,721,600

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			2,960,000	3,048,800

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			2,330,000	2,434,850

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			1,917,000	1,849,904

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			45,000	46,013

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			940,000	1,055,150

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			3,100,000	3,317,000

				31,828,253
Building materials (1.6%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			2,170,000	2,305,624

Building Materials Corp. 144A sr. notes 7s, 2020			1,385,000	1,454,250

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			1,025,000	1,058,312

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			955,000	976,488

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			3,510,000	3,966,300

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			3,044,000	3,097,270

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			2,706,000	2,854,830

Owens Corning company guaranty sr. unsec. notes 9s, 2019			5,025,000	6,130,500

				21,843,574
Cable television (2.5%)

Adelphia Communications Corp. escrow bonds zero %, 2013			81,000	608

Adelphia Communications Corp. escrow bonds zero %, 2012			4,000	30

Adelphia Communications Corp. escrow bonds zero %, 2012			4,000	30

Adelphia Communications Corp. escrow bonds zero %, 2012			2,906,000	21,795

Adelphia Communications Corp. escrow bonds zero %, 2012			2,223,000	16,673

AMC Networks, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2021			650,000	721,500

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			1,805,000	1,836,587

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			4,050,000	4,424,624

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			755,000	787,088

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			3,035,000	3,255,037

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			1,380,000	1,411,050

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			1,885,000	2,024,018

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			1,770,000	1,812,037

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			1,571,000	1,645,623

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			4,975,000	5,242,406

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			1,540,000	1,559,250

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			290,000	297,975

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			1,275,000	1,380,187

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 7 1/4s, 2022			1,360,000	1,363,400

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	1,680,000	1,710,904

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			$1,275,000	1,345,143

Videotron Ltee 144A sr. unsec. notes 5s, 2022 (Canada)			2,855,000	2,783,624

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			420,000	465,150

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 5 1/4s, 2022 (United Kingdom)			1,000,000	993,859

				35,098,598
Capital goods (5.9%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			3,000,000	3,202,500

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			3,500,000	3,710,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			1,324,000	1,367,030

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			856,000	943,740

ARD Finance SA sr. Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	316,687	337,216

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	2,870,000	3,654,828

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	790,000	1,006,032

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)			$310,000	330,150

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			507,000	512,070

BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			825,000	839,438

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			1,695,000	1,737,374

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			1,627,000	1,692,080

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			960,000	981,600

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			1,325,000	1,452,530

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,100,000	3,309,250

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	610,000	805,955

Exide Technologies sr. notes 8 5/8s, 2018			$1,875,000	1,387,500

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			4,220,000	4,473,200

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			5,781,000	7,555,085

Mead Products, LLC/ACCO Brands Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			520,000	534,300

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			630,000	670,163

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			3,576,000	3,361,440

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			2,495,000	2,607,274

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			3,025,000	3,039,521

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			1,585,000	1,628,588

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			195,000	187,200

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 9 7/8s, 2019			875,000	872,813

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/2s, 2021 (New Zealand)			785,000	728,088

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC 144A company guaranty sr. notes 7 3/4s, 2016			1,330,000	1,403,150

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			1,235,000	1,302,924

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			1,245,000	1,238,774

Ryerson Holding Corp. sr. disc. notes zero %, 2015			2,845,000	1,543,412

Ryerson, Inc. company guaranty sr. notes 12s, 2015			4,858,000	4,955,160

Silgan Holdings, Inc. 144A sr. notes 5s, 2020			780,000	778,050

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			1,040,000	1,118,000

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			3,105,000	3,299,062

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016			935,000	1,047,200

Terex Corp. sr. unsec. sub. notes 8s, 2017			2,365,000	2,406,387

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			3,915,000	3,993,300

Thermadyne Holdings Corp. 144A sr. notes 9s, 2017			1,670,000	1,703,400

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			1,737,000	1,910,700

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			3,135,000	3,330,937

				82,957,421
Coal (1.3%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			1,040,000	933,400

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			2,000,000	1,795,000

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			630,000	538,650

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			2,235,000	1,916,512

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			4,745,000	4,745,000

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			3,785,000	3,794,462

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			573,000	315,150

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			1,033,000	1,144,047

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			262,000	263,965

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018			2,645,000	2,638,387

				18,084,573
Commercial and consumer services (1.9%)

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			1,086,000	1,110,445

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			1,462,000	1,524,134

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			5,670,000	6,279,524

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			2,662,000	2,768,480

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			2,310,000	2,402,400

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			3,035,000	2,845,312

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			980,000	902,825

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			4,125,000	3,774,375

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			1,669,000	1,669,000

TransUnion Holding Co., Inc. 144A sr. notes 9 5/8s, 2018(PIK)			770,000	806,575

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			1,404,000	501,930

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			104,000	72,540

Travelport, LLC 144A sr. notes 6.47s, 2016(PIK)			1,880,000	1,358,300

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			2,140,000	1,380,300

				27,396,140
Consumer (0.7%)

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			1,120,000	1,212,400

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	410,000	519,041

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			$2,125,000	2,252,500

Spectrum Brands Holdings, Inc. Company guaranty sr. notes 9 1/2s, 2018			1,482,000	1,637,610

Spectrum Brands Holdings, Inc. 144A company guaranty sr. notes 9 1/2s, 2018			1,110,000	1,226,550

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			1,515,000	1,533,937

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			2,175,000	2,180,437

				10,562,475
Consumer staples (6.2%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			730,000	797,525

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			1,025,000	1,113,406

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			2,987,000	3,069,143

Avis Budget Car Rental, LLC 144A company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			705,000	729,675

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			1,830,000	2,065,612

Carrols Restaurant Group, Inc. 144A company guaranty sr. notes 11 1/4s, 2018			740,000	752,950

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			1,612,610	1,737,586

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			1,500,000	1,267,500

Claire's Stores, Inc. 144A sr. notes 9s, 2019			2,300,000	2,300,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			3,323,000	3,748,759

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			1,205,000	1,280,313

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			3,640,000	3,922,100

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			3,162,000	3,399,150

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			1,810,000	1,989,868

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,215,000	2,306,368

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019			2,420,000	2,347,400

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			3,685,000	4,002,831

Dole Food Co. sr. notes 13 7/8s, 2014			672,000	766,080

Dole Food Co. 144A sr. notes 8s, 2016			765,000	800,381

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			2,455,000	2,679,019

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			920,000	957,950

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	2,395,000	3,150,890

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$1,050,000	1,191,750

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			900,000	859,500

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			3,590,000	3,311,775

Landry's Acquisition Co. 144A sr. unsec. notes 9 3/8s, 2020			1,610,000	1,650,250

Libbey Glass, Inc. sr. notes 10s, 2015			143,000	152,296

Libbey Glass, Inc. 144A company guaranty sr. notes 6 7/8s, 2020			1,406,000	1,409,515

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			1,200,000	1,299,000

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			970,000	986,975

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			3,290,000	3,586,100

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			1,770,000	1,898,325

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			880,000	994,400

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			1,951,000	1,931,490

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			4,467,000	4,288,320

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			740,000	809,375

Rite Aid Corp. 144A sr. notes 9 1/4s, 2020			2,300,000	2,208,000

Service Corporation International sr. notes 7s, 2019			1,100,000	1,160,500

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			1,660,000	1,909,000

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			2,025,000	2,075,625

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			2,508,000	2,871,660

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			3,490,000	3,777,960

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			1,030,000	1,073,775

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			1,959,000	1,963,898

				86,593,995
Distributors (0.1%)

HD Supply, Inc. 144A company guaranty sr. notes 8 1/8s, 2019			1,880,000	1,964,600

				1,964,600
Energy (oil field) (0.9%)

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			2,520,000	2,494,800

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			2,578,000	2,587,668

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			610,000	609,238

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			4,050,000	4,313,250

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			1,930,000	2,055,450

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			505,000	530,250

				12,590,656
Entertainment (0.9%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			4,615,000	4,961,125

Carmike Cinemas, Inc. 144A company guaranty sr. notes 7 3/8s, 2019			1,360,000	1,400,800

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			420,000	465,150

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			345,000	375,188

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			1,345,000	1,439,150

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			3,315,000	3,605,063

				12,246,476
Financials (7.9%)

ABN AMRO North American Holding Preferred Capital Repackage Trust I 144A jr. unsec. sub. bonds FRB 6.523s, Perpetual maturity.			4,445,000	3,833,813

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			1,720,000	1,500,700

Air Lease Corp. 144A sr. notes 5 5/8s, 2017			2,300,000	2,254,000

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			2,065,000	2,118,773

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			1,280,000	1,369,600

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			1,270,000	1,431,925

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,350,000	1,481,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2017			960,000	960,000

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,542,000	1,665,360

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068			3,302,000	3,429,953

BankAmerica Capital II bank guaranty jr. unsec. sub. notes 8s, 2026			695,000	696,738

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			2,338,000	2,340,923

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			1,732,000	1,844,580

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			1,392,000	1,572,960

CIT Group, Inc. sr. unsec. unsub notes 5 3/8s, 2020			1,875,000	1,800,000

CIT Group, Inc. sr. unsec. unsub notes 5s, 2017			1,505,000	1,478,663

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			2,500,000	2,462,500

CIT Group, Inc. 144A bonds 7s, 2017			3,021,267	3,017,490

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,185,000	2,266,938

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			2,300,000	2,236,750

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			1,115,000	1,120,575

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			2,180,000	2,310,800

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			2,950,000	2,913,125

Dresdner Funding Trust I 144A bonds 8.151s, 2031			4,120,000	3,234,200

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			1,750,000	1,776,250

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			1,364,000	1,565,190

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, Perpetual maturity (Jersey)			3,560,000	2,207,200

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			2,805,000	2,570,185

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			1,050,000	766,500

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			1,156,000	1,169,005

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			5,295,000	5,606,081

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			1,045,000	1,026,713

iStar Financial, Inc. 144A sr. unsec. notes 9s, 2017(R)			1,985,000	1,915,525

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015			925,000	1,033,688

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,565,000	1,525,875

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			550,000	489,500

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			1,530,000	1,526,175

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			1,317,000	1,455,285

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec.. notes 9 5/8s, 2019			675,000	702,000

NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027			680,000	681,496

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			1,715,000	1,757,875

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			1,125,000	1,150,313

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			1,217,000	1,229,170

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			2,820,000	2,918,700

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,385,000	1,239,575

Regions Bank unsec. sub. notes 7 1/2s, 2018			1,850,000	2,072,000

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047			2,447,000	2,272,651

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			3,100,000	2,890,750

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, Perpetual maturity (United Kingdom)			6,180,000	4,696,800

Royal Bank of Scotland Group PLC sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)			685,000	692,604

SLM Corp. sr. notes Ser. MTN, 8s, 2020			1,060,000	1,084,934

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			6,505,000	6,862,775

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			7,615,000	5,977,775

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.342s, 2014			756,000	689,850

				110,894,431
Gaming and lottery (3.1%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			3,247,000	3,393,115

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			5,296,000	3,574,800

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2015			710,000	617,700

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			7,250,000	7,703,125

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			1,900,000	1,904,750

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			4,445,000	4,411,663

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,050,000	2,073,063

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			4,615,000	346,125

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			6,638,025	6,704,405

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			675,000	744,188

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			1,475,000	1,600,375

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			3,021,000	3,375,968

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			1,485,000	1,613,081

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			4,877,000	5,181,813

				43,244,171
Health care (6.6%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			2,083,000	2,166,320

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			1,639,000	1,743,486

Biomet, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			1,500,000	1,590,000

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			2,365,000	2,365,000

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	3,145,000	4,094,745

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			$2,845,000	2,905,456

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	1,000,000	1,240,655

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$5,475,000	5,392,875

CRC Health Corp. company guaranty sr. unsec. notes 10 3/4s, 2016			620,000	539,400

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			685,000	693,563

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			3,550,000	3,860,625

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			2,191,000	2,234,820

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			1,590,000	1,661,550

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			1,945,000	1,930,413

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			2,809,000	2,988,074

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			4,655,000	5,137,956

HCA, Inc. sr. notes 6 1/2s, 2020			7,730,000	8,126,163

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			2,495,000	2,601,038

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			4,468,000	4,557,360

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			3,155,000	2,965,700

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			2,655,000	2,827,575

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			5,830,000	5,888,300

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			2,680,000	2,385,200

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			2,015,000	2,135,900

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,645,000	1,735,475

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			3,850,000	3,840,375

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			762,852	770,481

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			330,000	349,800

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			1,340,000	1,527,600

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			1,950,000	2,169,375

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			3,120,000	3,151,200

USPI Finance Corp. 144A sr. unsec. notes 9s, 2020			1,880,000	1,950,500

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			410,000	396,675

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			1,555,000	1,535,563

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			3,545,000	3,545,000

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			107,000	74,098

				93,078,316
Homebuilding (1.4%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			1,515,000	1,397,588

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			335,000	278,050

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			898,000	745,340

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016			476,000	434,350

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			4,455,000	4,510,688

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			3,270,000	3,498,900

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,450,000	1,395,625

Realogy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			215,000	209,088

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			4,210,000	3,725,850

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			585,000	586,463

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			625,000	642,188

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			2,070,000	2,132,100

				19,556,230
Household furniture and appliances (—%)

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			284,000	308,143

				308,143
Lodging/Tourism (1.5%)

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			3,845,581	4,114,772

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			2,932,000	3,342,480

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			3,800,000	3,809,500

MGM Resorts International company guaranty sr. notes 9s, 2020			220,000	240,900

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			965,000	969,825

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			3,275,000	3,363,016

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			1,505,000	1,505,000

MGM Resorts International sr. notes 10 3/8s, 2014			485,000	545,625

MGM Resorts International sr. notes 6 3/4s, 2012			2,000	2,014

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019			1,575,000	1,665,563

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			1,070,000	1,128,850

				20,687,545
Media (0.2%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			1,615,000	1,300,075

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			2,050,000	2,203,750

				3,503,825
Miscellaneous (0.1%)

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			2,035,000	2,055,350

				2,055,350
Oil and gas (9.9%)

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040			1,140,000	1,305,154

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			1,142,000	608,115

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			1,310,000	1,355,850

Aurora USA Oil & Gas Inc.. 144A sr. notes 9 7/8s, 2017			1,545,000	1,622,250

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			5,790,000	6,050,550

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,880,000	2,091,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			2,985,000	3,164,100

Chesapeake Energy Corp. company guaranty sr. unsec. bond 6 1/4s, 2017		EUR	790,000	879,758

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$2,190,000	2,310,450

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			1,007,000	956,650

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			1,047,000	999,885

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			845,000	802,750

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			2,580,000	2,231,700

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			1,255,000	1,223,625

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			2,800,000	2,919,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			1,222,000	1,200,615

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			1,055,000	981,150

Continental Resources, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			2,585,000	2,565,613

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			5,440,000	5,712,000

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			905,000	898,213

Denbury Resources, Inc. company guaranty sr. sub. notes 9 3/4s, 2016			475,000	516,563

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			2,062,000	2,226,960

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			1,280,000	1,318,400

Everest Acquisition LLC/Everest Acquisition Finance, Inc. 144A sr. notes 6 7/8s, 2019			1,035,000	1,060,875

Everest Acquisition LLC/Everest Acquisition Finance, Inc. 144A sr. unsec. notes 9 3/8s, 2020			4,355,000	4,463,875

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			5,480,000	4,603,200

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			1,010,000	1,045,350

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			2,317,000	2,073,715

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			1,865,000	1,729,788

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			4,280,000	4,066,000

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			235,000	226,775

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			3,025,000	3,025,000

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			2,334,000	2,334,000

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			4,035,000	4,156,050

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			3,829,000	4,250,190

Laredo Petroleum, Inc. 144A company guaranty sr. unsec notes 7 3/8s, 2022			905,000	925,363

Lone Pine Resources Canada, Ltd. 144A company guaranty sr. notes 10 3/8s, 2017 (Canada)			1,084,000	1,029,800

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			2,060,000	2,101,200

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			2,825,000	2,175,250

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			1,162,000	1,188,145

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			1,070,000	1,126,175

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			490,000	519,400

Northern Oil and Gas, Inc. 144A company guaranty sr. unsec notes 8s, 2020			2,265,000	2,253,675

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			4,335,000	4,400,025

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			3,875,000	4,165,625

Plains Exploration & Production Co. company guaranty sr. unsec. notes 7 5/8s, 2018			400,000	421,000

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			3,945,000	3,905,550

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			1,223,000	1,195,483

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			1,630,000	1,670,750

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,080,000	1,166,400

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			1,070,000	1,027,200

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			4,405,000	4,790,438

Sabine Pass LNG LP notes 7 1/2s, 2016			4,321,000	4,569,458

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			5,725,000	5,696,375

SandRidge Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2016			925,000	1,008,250

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			75,000	72,750

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			5,452,000	5,452,000

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			1,255,000	1,292,650

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			1,105,000	1,129,863

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			745,000	743,138

Whiting Petroleum Corp. company guaranty 7s, 2014			2,107,000	2,233,420

Williams Cos., Inc. (The) notes 7 3/4s, 2031			293,000	371,097

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			639,000	829,781

WPX Energy, Inc. 144A sr. unsec. notes 6s, 2022			890,000	856,625

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017			3,315,000	3,285,994

				138,578,549
Publishing (0.2%)

American Media, Inc. 144A notes 13 1/2s, 2018			334,251	304,168

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			2,850,000	2,579,250

				2,883,418
Regional Bells (0.9%)

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			2,225,000	2,069,250

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			2,880,000	2,937,600

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			2,200,000	2,205,500

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,965,000	2,028,863

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			2,835,000	2,884,613

				12,125,826
Retail (3.1%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			2,035,000	2,146,925

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec notes 7s, 2022			1,945,000	1,906,100

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			800,000	864,000

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			760,000	765,700

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			4,491,000	3,098,790

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec notes 10s, 2019			2,840,000	2,932,300

J Crew Group, Inc. company guaranty sr. unsec. notes 8 1/8s, 2019			1,700,000	1,706,375

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,265,000	2,423,550

Limited Brands, Inc. sr. notes 5 5/8s, 2022			1,155,000	1,165,106

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2015			2,580,000	3,034,820

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			4,555,000	4,839,733

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			2,785,000	2,722,338

Neiman-Marcus Group, Inc. company guaranty sr. unsec. sub. notes 10 3/8s, 2015			595,000	622,525

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			2,731,000	2,826,585

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,455,000	1,564,125

QVC Inc. 144A sr. notes 7 1/2s, 2019			1,955,000	2,126,063

QVC Inc. 144A sr. notes 7 3/8s, 2020			1,425,000	1,553,250

Sears Holdings Corp. company guaranty 6 5/8s, 2018			1,258,000	1,080,308

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			610,000	608,475

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			2,400,000	2,469,000

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			2,830,000	3,077,625

				43,533,693
Technology (4.7%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			1,265,000	1,356,713

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			3,395,000	3,641,138

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			1,029,000	707,438

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			235,000	193,875

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			1,806,000	1,489,950

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			3,300,000	2,953,500

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			2,829,850	2,589,313

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			3,430,000	3,104,150

Epicor Software Corp. company guaranty sr. unsec notes 8 5/8s, 2019			1,382,000	1,385,455

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			1,455,000	1,611,413

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			980,000	1,066,975

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			3,422,000	3,225,235

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			2,588,914	2,575,969

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			4,485,000	3,901,950

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			4,321,000	4,191,370

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			2,045,000	2,045,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			1,447,000	1,548,290

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			1,361,000	1,452,868

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			4,800,000	5,052,000

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			975,000	1,043,250

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			960,000	1,024,800

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			2,261,000	1,797,495

Lawson Software, Inc. 144A sr. notes 11 1/2s, 2018			1,205,000	1,322,488

Lawson Software, Inc. 144A sr. notes 9 3/8s, 2019			1,390,000	1,431,700

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			2,755,000	3,106,263

Seagate HDD Cayman company guaranty sr. unsec notes 7s, 2021 (Cayman Islands)			1,780,000	1,869,000

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			1,525,000	1,643,188

SunGard Data Systems, Inc. company guaranty sr. unsec. sub.10 1/4s, 2015			972,000	998,730

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			3,373,000	3,457,325

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			2,960,000	3,174,600

Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016			613,000	651,313

				65,612,754
Telecommunications (6.6%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			1,050,000	808,500

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			1,921,000	1,676,073

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			979,000	849,283

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			1,020,000	1,095,225

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			940,000	958,800

Digicel Group, Ltd. 144A sr. unsec. notes 7s, 2020 (Jamaica)			1,520,000	1,470,600

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			1,695,000	1,703,475

Equinix, Inc. sr. unsec. notes 7s, 2021			1,960,000	2,097,200

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			2,130,000	2,161,950

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			3,200,000	3,312,000

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			2,026,000	2,026,000

Intelsat Jackson Holdings SA 144A company guaranty sr. unsec notes 7 1/4s, 2020 (Burmuda)			1,885,000	1,870,863

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2013 (Luxembourg)(PIK)			8,273,562	8,128,775

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			5,274,000	5,181,705

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			2,040,000	1,983,900

Level 3 Financing, Inc. company guaranty 8 3/4s, 2017			2,275,000	2,348,938

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			868,000	922,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			470,000	470,000

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes FRN 8 5/8s, 2020			1,980,000	2,019,600

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			4,075,000	4,136,125

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			1,051,000	1,027,353

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			1,200,000	1,248,000

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			3,550,000	2,990,875

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			1,606,000	1,726,450

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			3,430,000	3,764,425

Qwest Corp. notes 6 3/4s, 2021			2,690,000	3,009,295

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			2,586,000	2,797,183

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			982,000	1,065,470

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			1,970,000	2,102,975

Sprint Capital Corp. company guaranty 6 7/8s, 2028			6,387,000	4,742,348

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			2,770,000	2,659,200

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			5,860,000	5,361,900

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			4,301,000	4,645,080

Sprint Nextel Corp. 144A sr. unsec. notes 9 1/8s, 2017			2,210,000	2,193,425

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	1,325,000	1,371,359

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$2,375,000	2,030,625

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			875,000	743,750

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2014 (Italy)(PIK)			996,220	737,203

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			825,000	855,938

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			370,000	389,425

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,938,000	2,063,970

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			547,000	548,368

				93,295,879
Telephone (0.5%)

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			4,888,000	4,472,520

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			645,000	659,513

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			1,440,000	1,519,200

				6,651,233
Textiles (0.3%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			1,795,000	1,833,144

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			1,810,000	1,984,213

				3,817,357
Transportation (1.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			4,410,000	4,498,200

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018			1,035,000	1,055,700

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			4,495,000	4,562,425

CHC Helicopter SA 144A company guaranty sr. notes 9 1/4s, 2020 (Canada)			2,650,000	2,570,500

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			3,025,000	3,251,875

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			3,020,000	1,555,300

				17,494,000
Utilities and power (4.0%)

AES Corp. (The) sr. unsec. notes 8s, 2020			1,291,000	1,452,375

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			270,000	316,575

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			2,555,000	2,836,050

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			1,665,000	1,798,200

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			2,230,000	2,369,375

Calpine Corp. 144A sr. notes 7 1/4s, 2017			5,498,000	5,800,390

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			3,247,000	3,830,512

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021			1,500,000	1,631,250

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			3,210,000	3,418,650

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			2,590,000	1,566,950

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			1,916,000	1,020,270

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			1,280,000	745,600

Edison Mission Energy sr. unsec. notes 7.2s, 2019			1,900,000	1,002,250

Edison Mission Energy sr. unsec. notes 7s, 2017			60,000	32,100

El Paso Natural Gas Co. debs. 8 5/8s, 2022			1,597,000	2,030,173

El Paso Corp. sr. unsec. notes 7s, 2017			1,000,000	1,122,338

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			121,000	136,125

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			940,000	998,750

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			2,124,000	2,288,610

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			3,560,000	3,844,800

GenOn Americas Generation, Inc. sr. unsec. notes 9 1/8s, 2031			685,000	578,825

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			2,425,000	2,243,125

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			610,000	567,300

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			562,000	609,770

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			1,050,000	1,078,875

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			7,490,000	7,209,125

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			1,560,000	1,712,072

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			265,000	306,738

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			639,000	803,987

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			2,756,000	909,480

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2012(PIK)			4,529,213	832,243

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			1,345,000	901,150

				55,994,033

Total corporate bonds and notes (cost $1,213,158,315)				$1,210,252,883

SENIOR LOANS (5.9%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (United Kingdom)			$1,070,000	$1,042,581

				1,042,581
Broadcasting (0.6%)

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.639s, 2014			1,151,591	1,031,085

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.889s, 2016			4,105,789	3,196,648

Cumulus Media Holdings, Inc. bank term loan FRN 7 1/2s, 2019			1,750,000	1,747,813

Univision Communications, Inc. bank term loan FRN 4.489s, 2017			2,979,796	2,731,355

				8,706,901
Capital goods (0.1%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018			1,370,000	1,376,850

				1,376,850
Commercial and consumer services (0.1%)

Travelport, LLC bank term loan FRN 11s, 2015			335,000	333,849

Travelport, LLC bank term loan FRN Ser. B, 4.968s, 2015			1,079,828	970,496

Travelport, LLC bank term loan FRN Ser. S, 4.97s, 2015			340,172	305,729

				1,610,074
Consumer cyclicals (0.8%)

Caesars Entertainment Corp. bank term loan FRN Ser. B, 9 1/4s, 2017			905,000	883,506

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014			1,773,998	1,606,102

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017			94,524	94,248

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.24s, 2014			1,293,868	398,404

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.24s, 2014			482,786	148,658

Golden Nugget, Inc. bank term loan FRN Ser. B, 3 1/4s, 2014(PIK)			1,360,926	1,290,045

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3 1/4s, 2014(PIK)			774,676	734,329

Goodman Global, Inc. bank term loan FRN 9s, 2017			2,411,959	2,439,094

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			1,392,965	1,358,577

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,347,000	1,324,480

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014			2,148,500	1,389,688

				11,667,131
Consumer staples (0.6%)

Claire's Stores, Inc. bank term loan FRN 3.056s, 2014			1,502,180	1,398,052

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			774,150	757,699

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			3,110,000	3,094,450

Prestige Brands, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019			319,583	319,717

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			3,051,938	3,029,048

Rite Aid Corp. bank term loan FRN Ser. B, 1.994s, 2014			316,638	309,830

				8,908,796
Energy (0.2%)

EP Energy, LLC bank term loan FRN 6 1/2s, 2018			160,000	159,900

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			2,741,922	2,442,268

				2,602,168
Financials (1.0%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			2,410,000	2,212,180

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			786,452	782,848

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2017			1,350,375	1,326,743

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017			600,000	601,000

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014			2,260,000	2,253,408

Lone Star Intermediate Super Holdings, LLC bank term loan FRN 11s, 2019			2,085,000	2,112,799

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019			3,930,000	3,957,019

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.969s, 2017			1,116,987	1,103,709

				14,349,706
Gaming and lottery (0.5%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B, 9 1/2s, 2016			840,650	850,224

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018			2,900,000	2,556,660

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017			4,064,050	4,023,410

				7,430,294
Health care (0.6%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			1,623,250	1,607,018

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			2,302,314	2,265,477

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			3,301,725	3,302,550

Quintiles Transnational Corp. bank term loan FRN 7 1/2s, 2017(PIK)			830,000	835,188

				8,010,233
Homebuilding (0.3%)

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017			4,700,000	4,779,313

				4,779,313
Oil and gas (0.2%)

Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017			2,205,000	2,148,221

				2,148,221
Retail (0.1%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 6 1/4s, 2017			719,483	716,484

				716,484
Technology (0.1%)

Lawson Software, Inc. bank term loan FRN Ser. B, 5 3/4s, 2018			1,845,000	1,840,965

				1,840,965
Utilities and power (0.5%)

Dynegy Power, LLC bank term loan FRN 9 1/4s, 2016			1,268,625	1,304,569

Dynegy, Inc. bank term loan FRN 9 1/4s, 2016			388,050	392,577

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.741s, 2017			10,079,407	5,859,915

				7,557,061

Total senior loans (cost $89,127,944)				$82,746,778

COMMON STOCKS (1.4%)(a)
			Shares	Value

Avis Budget Group, Inc.(NON)			70,380	$1,045,143

Bohai Bay Litigation, LLC (Escrow)(F)(AFF)			3,899	12,165

Chesapeake Energy Corp.			43,880	741,572

CIT Group, Inc.(NON)			22,503	769,378

Compton Petroleum Corp. (Canada)(NON)			120,340	156,683

Deepocean Group (Shell) (acquired 06/09/2011, cost $1,116,503) (Norway)(RES)			76,862	1,229,792

DISH Network Corp. Class A			46,755	1,311,010

FelCor Lodging Trust, Inc.(NON)(R)			182,130	755,840

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			38,470	1,232,579

General Motors Co.(NON)			85,011	1,887,244

Harry & David Holdings, Inc.(F)(NON)			2,716	258,020

HealthSouth Corp.(NON)			2,267	43,390

Interpublic Group of Companies, Inc. (The)			133,500	1,387,065

LyondellBasell Industries NV Class A (Netherlands)			39,040	1,540,518

Magellan Health Services, Inc.(NON)			1,331	56,128

Newfield Exploration Co.(NON)			29,820	893,407

NII Holdings, Inc.(NON)			55,760	642,355

Quicksilver Resources, Inc.(NON)			100,635	449,838

Spectrum Brands Holdings, Inc.(NON)			69,636	2,403,835

Stallion Oilfield Holdings, Ltd.			16,319	587,484

Terex Corp.(NON)			49,414	821,755

Trump Entertainment Resorts, Inc.(NON)			3,732	11,196

Vantage Drilling Co.(NON)			1,105,155	1,657,733

Vertis Holdings, Inc.(F)			8,815	88

Total common stocks (cost $27,242,670)				$19,894,218

CONVERTIBLE PREFERRED STOCKS (1.0%)(a)
			Shares	Value

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.(R)			114,663	$2,177,164

General Motors Co. Ser. B, $2.375 cv. pfd.			55,378	2,038,603

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			58,867	3,141,732

Lehman Brothers Holdings, Inc. 7.25% cv. pfd. (Escrow)(F)			4,338	43

Lucent Technologies Capital Trust I 7.75% cv. pfd.			2,198	1,450,680

MetLife, Inc. $3.75 cv. pfd.			33,585	1,970,096

Nielsen Holdings NV $3.125 cv. pfd.			27,860	1,506,181

PPL Corp. $4.75 cv. pfd.			39,965	2,140,126

Total convertible preferred stocks (cost $16,615,073)				$14,424,625

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Altra Holdings, Inc. 144A cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$1,169,000	$1,088,631

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017			1,415,000	1,450,941

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			1,173,000	1,699,384

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (Zero %, 3/1/16) 2026(STP)			3,175,000	2,794,000

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			382,000	478,933

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			602,000	626,080

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			772,000	1,001,188

Total convertible bonds and notes (cost $8,075,199)				$9,139,157

PREFERRED STOCKS (0.4%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			2,552	$2,188,181

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			157,265	3,604,514

Total preferred stocks (cost $5,092,460)				$5,792,695

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$0.01	420	$8,421

General Motors Co.	7/10/19	18.33	18,319	157,727

General Motors Co.	7/10/16	10.00	18,319	243,643

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 1.00	$4,137	135,143

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	672,570	161,417

Total warrants (cost $933,302)				$706,351

SHORT-TERM INVESTMENTS (3.9%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)			50,638,711	$50,638,711

SSgA Prime Money Market Fund 0.10%(P)			370,000	370,000

Straight-A Funding, LLC asset-backed commerical paper with an effective yield of 0.178%, June 15, 2012			$2,500,000	2,499,825

U.S. Treasury Bills with effective yields ranging from 0.058% to 0.096%, August 23, 2012			983,000	982,853

U.S. Treasury Bills with an effective yield of 0.082%, July 26, 2012			50,000	49,994

Total short-term investments (cost $54,541,345)				$54,541,383

TOTAL INVESTMENTS

Total investments (cost $1,414,786,308)(b)				$1,397,498,090

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $28,522,745) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	6/20/12	$257,820	$269,129	$11,309
	Euro	Sell	6/20/12	893,806	957,179	63,373
Barclays Bank PLC
	Euro	Sell	6/20/12	1,472,282	1,577,759	105,477
Citibank, N.A.
	Euro	Sell	6/20/12	2,436,944	2,612,123	175,179
Credit Suisse AG
	Euro	Sell	6/20/12	2,604,873	2,790,438	185,565
Deutsche Bank AG
	Euro	Sell	6/20/12	1,738,272	1,862,974	124,702
Goldman Sachs International
	Euro	Sell	6/20/12	2,678,697	2,868,352	189,655
HSBC Bank USA, National Association
	Euro	Sell	6/20/12	1,746,186	1,867,742	121,556
JPMorgan Chase Bank, N.A.
	Canadian Dollar	Sell	6/20/12	847,497	885,529	38,032
	Euro	Sell	6/20/12	2,318,974	2,474,679	155,705
Royal Bank of Scotland PLC (The)
	Euro	Sell	6/20/12	2,640,363	2,828,393	188,030
State Street Bank and Trust Co.
	Canadian Dollar	Buy	6/20/12	80,424	84,037	(3,613)
	Euro	Sell	6/20/12	2,329,361	2,469,863	140,502
UBS AG
	Euro	Sell	6/20/12	1,977,552	2,118,844	141,292
Westpac Banking Corp.
	Canadian Dollar	Sell	6/20/12	451,670	471,774	20,104
	Euro	Sell	6/20/12	2,225,366	2,383,930	158,564

Total						$1,815,432

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,402,461,451.
(b)	The aggregate identified cost on a tax basis is $1,414,888,432, resulting in gross unrealized appreciation and depreciation of $51,964,292 and $69,354,634, respectively, or net unrealized depreciation of $17,390,342.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,229,792, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sales proceeds	Dividend income	Market value at the end of the reporting period
	Bohai Bay Litigation, LLC (Escrow)	$12,165	$—	$—	$—	$12,165

	Totals	$12,165	$—	$—	$—	$12,165
Market values are shown for those securities affiliated at period end.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,989 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $359,437,592 and $325,604,942, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency. and to (any additional reason listed on the derivatives template).
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $357,832 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
There was no collateral posted by the fund. The fund did not have a net liability position on derivative contracts subject to the Master greements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$2,773,097	$—	$—
Capital goods	821,755	—	—
Communication services	1,953,365	—	—
Consumer cyclicals	4,030,149	11,196	88
Consumer staples	3,448,978	—	258,020
Energy	3,899,233	1,817,276	12,165
Financials	769,378	—	—
Health care	99,518	—	—
Total common stocks	17,795,473	1,828,472	270,273
Convertible bonds and notes	—	9,139,157	—
Convertible preferred stocks	—	14,424,582	43
Corporate bonds and notes	—	1,210,252,878	5
Preferred stocks	—	5,792,695	—
Senior loans	—	82,746,778	—
Warrants	401,370	8,421	296,560
Short-term investments	51,008,711	3,532,672	—

Totals by level	$69,205,554	$1,327,725,655	$566,881

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,815,432	$—

Totals by level	$—	$1,815,432	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,819,045	$3,613
Equity contracts	706,351	—

Total	$2,525,396	$3,613

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012